Commitments and Contingencies (Narrative) (Details)								3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 26, 2018 USD ($)	Jun. 29, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 23, 2017 USD ($)	Jun. 30, 2014 USD ($)	Nov. 01, 2011 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019	Nov. 05, 2019 USD ($)	Dec. 31, 2019 USD ($) lease	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2006 USD ($)
Loss Contingencies [Line Items]
Number of ground leases | lease											4
Number of ground leases subject to base rent plus contingent rent | lease											2
Rent expenses												$ 4,000,000.0	$ 4,300,000
Contingent rent												$ 837,000	$ 1,100,000
Capital commitment											$ 50,500,000
Period of payment of capital commitment											12 months
Potential Pension Liabilities
Loss Contingencies [Line Items]
Unfunded pension liabilities															$ 0
Unfunded pension liabilities amount received by the Hotel Manager on the loss of suit							$ 1,700,000
Monthly pension payments							100,000
Accrued unfunded liabilities							1,600,000
Net amount of pension payments on settlement agreement paid by hotel manager							$ 84,000
Term of pension liability							20 years
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc.
Loss Contingencies [Line Items]
Damages awarded						$ 10,800,000								$ 8,800,000
Payments for legal settlements	$ 544,000	$ 3,900,000
Loss accrual								$ 504,000			$ 504,000
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc. | Surety Bond
Loss Contingencies [Line Items]
Payments for legal settlements			$ 2,500,000
Palm Beach Florida Hotel and Office Building Limited Partnership, et al. v. Nantucket Enterprises, Inc. | Surety Bond | RLI Insurance Company
Loss Contingencies [Line Items]
Payments for legal settlements				$ 10,000,000.0	$ 10,000,000.0
Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Loss accrual								$ 0			$ 0
Franchise Fees
Loss Contingencies [Line Items]
Franchisor royalty fees, min								3.00%			3.00%
Franchisor royalty fees, min, max								6.00%			6.00%
Food and beverage fees, min								1.00%			1.00%
Food and beverage fees, max								3.00%			3.00%
Marketing reservation and other fees (lesser of 1%)								1.00%			1.00%
Marketing reservation and other fees, Maximum								4.00%			4.00%
Management fees
Loss Contingencies [Line Items]
Payment of monthly property management fees, minimum								$ 14,000		$ 14,000	$ 14,000
Percentage of base management fee								3.00%		3.00%	3.00%
Property management fee as percentage of gross revenue, Minimum								1.00%			1.00%
Property management fee as percentage of gross revenue, Maximum								7.00%			7.00%
Portion of project management fees to project costs								4.00%	4.00%		4.00%
Market service fees as a percent of project management											16.50%
Minimum
Loss Contingencies [Line Items]
Restricted cash as percentage of property revenue								4.00%			4.00%
Minimum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Estimated damages								$ 5,800,000			$ 5,800,000
Maximum
Loss Contingencies [Line Items]
Restricted cash as percentage of property revenue								6.00%			6.00%
Maximum | Pedro Membrives And Michele Spero V. HHC TRS FP Portfolio LLC, Remington Lodging & Hospitality, LLC, Remington Holdings LLC, Remington Long Island Employers, LLC
Loss Contingencies [Line Items]
Estimated damages								$ 11,900,000			$ 11,900,000